Leases	12 Months Ended
Dec. 31, 2014
Leases
Leases

NOTE 10 — Leases

Minimum future obligations under all non-cancelable operating leases as of December 31, 2014 are as follows:

($ in thousands)	Operating Leases

2015	$4,700
2016	3,600
2017	3,400
2018	2,800
2019	1,400
Thereafter	955

Total minimum lease obligations	$16,855

Rent expense for operating leases charged to operations was as follows :

	Year Ended December 31,
($ in thousands)	2014	2013	2012

Rent expense	$4,300	$3,936	$3,435

The operating lease information includes a variety of properties around the world. These properties are used as manufacturing facilities, distribution centers and sales offices. Lease expirations range from 2015 to 2020 with breaking periods specified in the lease agreements. Sublease income was $503,000 in 2014. Future sublease income is $503,000 in 2015 and $482,000 in 2016. Some of CTS' operating leases include renewal options and escalation clauses.

In the fourth quarter of 2012, one of CTS' foreign locations entered into a sale-leaseback transaction. Accordingly, CTS recorded a gain of approximately $10,300,000 and deferred approximately $4,500,000 of gain that will be amortized over six years. As of December 31, 2014, $764,625 is recorded in Accrued liabilities and $2,250,237 is recorded in Other long-term obligations the Consolidated Balance Sheets.